Average Annual Total Returns - Invesco KBW Premium Yield Equity REIT ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	KBW Nasdaq Premium Yield Equity REIT Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 02, 2010	23.44%	4.51%	8.78%	20.31%	1.63%	6.26%	13.79%	2.14%	5.81%	23.91%	4.85%	9.18%	28.92%	8.35%	10.58%